Income Tax Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Details) [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Net operating loss carryforwards	¥ 60,906,300
Deferred tax assets net operating loss carryforwards	15,226,575	¥ 10,443,239
Net operating losses subject to expiration in 2025 if not utilized	31,953,115
Net operating losses subject to expiration in 2026 if not utilized	28,953,185
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 4,890,749,223
Percentage of withholding income tax	10.00%
Amount of unrecognized deferred tax liabilities	¥ 489,074,922
PRC [Member]
Income Tax Expense (Details) [Line Items]
PRC statutory income tax rate	25.00%